CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Current assets:
Cash and cash equivalents	$ 13,844	$ 14,259
Short-term marketable securities	11,233	26,287
Accounts receivable, less allowances of $86 and $99, respectively	17,460	13,102
Inventories	2,111	1,764
Deferred tax assets	4,318	3,453
Vendor non-trade receivables	9,759	7,539
Other current assets	9,806	6,882
Total current assets	68,531	73,286
Long-term marketable securities	130,162	106,215
Property, plant and equipment, net	20,624	16,597
Goodwill	4,616	1,577
Acquired intangible assets, net	4,142	4,179
Other assets	3,764	5,146
Total assets	231,839	207,000
Current liabilities:
Accounts payable	30,196	22,367
Accrued expenses	18,453	13,856
Deferred revenue	8,491	7,435
Commercial paper	6,308	0
Total current liabilities	63,448	43,658
Deferred revenue - non-current	3,031	2,625
Long-term debt	28,987	16,960
Other non-current liabilities	24,826	20,208
Total liabilities	120,292	83,451
Commitments and contingencies
Shareholders' equity:
Common stock and additional paid-in capital, $0.00001 par value; 12,600,000 shares authorized; 5,866,161 and 6,294,494 shares issued and outstanding, respectively	23,313	19,764
Retained earnings	87,152	104,256
Accumulated other comprehensive income/(loss)	1,082	(471)
Total shareholders' equity	111,547	123,549
Total liabilities and shareholders' equity	$ 231,839	$ 207,000